Collaborative Arrangement	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Collaborative Arrangement

Note 24 Collaborative Arrangement

TSYS has a 45% ownership interest in an enterprise jointly owned with two other entities which operates aircraft for the owners' internal use. The arrangement allows each entity access to the aircraft and each entity pays for its usage of the aircraft. Each quarter, the net operating costs of the enterprise are shared among the owners.